Investments in Associates and Joint Ventures - Summarized Financial Information on the Bank's Investment in Associate (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of associates [line items]
Profit (Loss) for the fiscal year		$ 326,491,232	$ 1,268,222,505	[1]	$ 276,499,540
Macro Warrants SA [member]
Disclosure of associates [line items]
Proportional Bank's interest	[2],[3]	5.00%
Financial position	[2],[3]	$ 26,305	25,219
Profit (Loss) for the fiscal year	[2],[3]	$ 1,086	(12,513)
Play Digital SA [Member]
Disclosure of associates [line items]
Proportional Bank's interest	[2],[3]	9.54%
Financial position	[2],[3]	$ 1,505,724	1,627,696
Profit (Loss) for the fiscal year	[2],[3]	$ (778,723)	(3,313,783)
Alianza SGR [Member]
Disclosure of associates [line items]
Proportional Bank's interest	[2],[3]	25.00%
Financial position	[2],[3]	$ 117,708	6,555
Profit (Loss) for the fiscal year	[2],[3]	$ 113,475	$ (193,442)

[1]	See Note 3.
[2]	The existence of significant influence is evidenced by the representation that the Bank has in the Board of Directors of these associates.
[3]	To measure this investment, accounting information of this associate as of September 30, 2024 has been used. Additionally, significant transactions conducted or events that occurred between October 1, 2024 and December 31, 2024 have been considered.